Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Property and Equipment [Abstract]
Property and Equipment
	2012	2011

Machinery and equipment	$166,159	$41,726
Less accumulated depreciation	(38,040)	(12,207)

Property and equipment, net	$128,119	$29,519